Offerings	Aug. 23, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	5,332,278
Proposed Maximum Offering Price per Unit	49.04
Maximum Aggregate Offering Price	$ 261,494,914
Fee Rate	0.01476%
Amount of Registration Fee	$ 38,597
Offering Note
(1) Represents additional shares of the Registrant’s common stock reserved for issuance under the 2019 Equity Incentive Plan (“2019 Plan”) resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2019 Plan.
(2) Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on August 16, 2024.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,066,455
Proposed Maximum Offering Price per Unit	41.69
Maximum Aggregate Offering Price	$ 44,460,509
Fee Rate	0.01476%
Amount of Registration Fee	$ 6,563
Offering Note
(1) Represents additional shares of the Registrant’s common stock reserved for issuance under the 2019 Equity Incentive Plan (“2019 Plan”) resulting from the automatic annual increase in the number of authorized shares reserved and available for issuance under the 2019 Plan.
(2) Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on August 16, 2024.